Cash and cash equivalents - Summary of Cash and Cash Equivalents (Detail) - AUD ($)	Dec. 31, 2024	Jun. 30, 2024
Cash and cash equivalents [abstract]
Cash at bank and on hand	$ 69,459,980	$ 4,344,691